Organization and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 32,000	$ 46,000	$ 193,000	$ 207,000
Service [Member]
Revenue	0	1,000	0	7,000
Software [Member]
Revenue	$ 32,000	$ 45,000	$ 193,000	$ 200,000